Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Investments held at fair value [Abstract]
Schedule of Investments Held at Fair Value	Activities related to such investments during the periods are shown below:

Investments held at fair value	$
Balance as of January 1, 2022	493,888
Investment in Sonde preferred shares - Sonde deconsolidation	11,168
Sale of Karuna and Vor shares	(118,710)
Loss realised on sale of investments as a result of written call option	(29,303)
Investment in Akili common shares	5,000
Gelesis Earn-out Shares received in the SPAC exchange	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Loss – change in fair value through profit and loss	(32,060)
Balance as of December 31, 2022 and January 1, 2023	251,892
Investment in Vedanta preferred shares – Vedanta deconsolidation	20,456
Investment in Gelesis 2023 Warrants	1,121
Sale of Karuna shares	(33,309)
Loss realised on sale of investments	(265)
Gain – change in fair value through profit and loss	77,945
Balance as of December 31, 2023	317,841